CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2022	2023
Advances from customers for Mobile	3,577	3,267
Advances from customers for Enterprise	1,126	1,587
Advances from customers for WIB	1,188	1,291
Advances from customers for Consumer	233	244
Advances from customers for others	171	459
Total	6,295	6,848

Schedule of breakdown of contract liabilities, non-current

	2022	2023
Advances from customers for WIB	700	795
Advances from customers for Consumer	844	705
Advances from customers for Enterprise	17	251
Advances from customers for others	—	840
Total	1,561	2,591